UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA  91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2018

Item 1. Schedule of Investments.

Becker Value Equity Fund
SCHEDULE OF INVESTMENTS at July 31, 2018 (Unaudited)
Shares		Value
COMMON STOCKS: 97.9%
Consumer Discretionary: 9.2%
84,760	BorgWarner, Inc.	$3,900,655
120,790	CBS Corp. - Class B	6,362,009
196,850	Discovery Communications, Inc. - Class C [1]	4,832,668
619,405	Ford Motor Co.	6,218,826
94,175	Leggett & Platt, Inc.	4,103,205
100,000	Magna International, Inc.	6,078,000
279,725	Newell Brands, Inc.	7,325,998
		38,821,361

Consumer Staples: 8.8%
56,400	Bunge Ltd.	3,898,932
62,830	JM Smucker Co.	6,981,669
216,830	The Kroger Co.	6,288,070
60,190	Molson Coors Brewing Co. - Class B	4,032,730
90,635	Procter & Gamble Co.	7,330,559
94,135	Walmart, Inc.	8,399,666
		36,931,626

Energy: 11.5%
209,595	Baker Hughes a GE Co. - Class A	7,247,795
75,310	Exxon Mobil Corp.	6,138,518
236,515	National Oilwell Varco, Inc.	11,499,359
165,865	Noble Energy, Inc.	5,986,068
120,020	Royal Dutch Shell PLC - Class A - ADR	8,205,768
138,250	Schlumberger Ltd.	9,334,640
		48,412,148

Financials: 19.7%
14,495	Alleghany Corp.	9,121,269
44,370	Allstate Corp.	4,220,474
135,745	American International Group, Inc.	7,494,481
147,615	Citigroup, Inc.	10,612,042
216,725	Jefferies Financial Group, Inc.	5,255,581
86,120	JPMorgan Chase & Co.	9,899,494
131,270	Loews Corp.	6,665,891
57,250	The PNC Financial Services Group, Inc.	8,291,518
82,890	State Street Corp.	7,320,016
52,500	U.S. Bancorp [2]	2,783,025
195,135	Wells Fargo & Co.	11,179,284
		82,843,075

Health Care: 15.3%
37,940	Aetna, Inc.	7,147,517
46,370	Allergan PLC	8,536,253
230,415	AstraZeneca PLC - ADR	9,016,139
131,120	Gilead Sciences, Inc.	10,205,070
82,160	Johnson & Johnson	10,887,843

28,945	McKesson Corp.	3,635,492
119,665	Merck & Co., Inc.	7,882,333
177,785	Pfizer, Inc.	7,098,955
		64,409,602

Industrials: 5.3%
359,050	General Electric Co.	4,893,851
28,150	Raytheon Co.	5,574,545
94,000	Siemens AG - ADR	6,643,920
88,830	Southwest Airlines Co.	5,166,353
		22,278,669

Information Technology: 15.2%
65,805	Amdocs Ltd.	4,447,102
39,025	Apple, Inc.	7,426,067
97,880	Avnet, Inc.	4,292,038
194,900	Cisco Systems, Inc.	8,242,321
306,375	Flex Ltd. [1]	4,276,995
200,835	HP, Inc.	4,635,272
78,750	Microsoft Corp.	8,353,800
146,840	QUALCOMM, Inc.	9,410,976
41,450	TE Connectivity Ltd.	3,878,476
351,670	Xerox Corp.	9,132,870
		64,095,917

Materials: 2.4%
142,470	Mosaic Co.	4,289,772
158,375	Newmont Mining Corp.	5,809,195
		10,098,967

Real Estate: 3.2%
189,220	HCP, Inc. - REIT	4,900,798
63,725	The Howard Hughes Corp. [1]	8,637,924
		13,538,722

Telecommunication Services: 4.3%
291,410	AT&T, Inc.	9,316,378
354,655	Vodafone Group PLC - ADR	8,706,780
		18,023,158

Utilities: 3.0%
152,460	FirstEnergy Corp.	5,401,658
164,660	Portland General Electric Co.	7,468,977
		12,870,635

TOTAL COMMON STOCKS
(Cost $354,559,868)		412,323,880

SHORT-TERM INVESTMENTS: 2.0%
8,216,851	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.791% [3]	8,216,851
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,216,851)		8,216,851

TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $362,776,719)		420,540,731
Other Assets in Excess of Liabilities: 0.1%		439,206
TOTAL NET ASSETS: 100.0%		$420,979,937

ADR -	American Depositary Receipt
REIT -	Real Estate Investment Trust

[1]	Non-income producing security.
[2]	Affiliated security. Quasar Distributors, LLC (the "Distributor"), is the principal underwriter and distributor for the shares of the Becker Value Equity Fund (the
"Fund"). The Fund purchased the shares shown above prior to August 14, 2012, when the Distributor became the Fund's principal underwriter.

Issuer	Share/Par Balance July 31, 2018	Value October 31, 2017	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Accrued Discounts/ Premiums	Value July 31, 2018	Dividend & Interest Income
U.S. Bancorp	52,500	$ 2,854,950	$ -	$ -	$ -	$ (71,925)	$ -	$ 2,783,025	$ 47,250

[3]	Annualized seven-day yield as of July 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund.

Summary of Fair Value Disclosure at July 31, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018:

	Level 1	Level 2	Level 3	Total

Common Stocks^	$412,323,880	$-	$-	$412,323,880
Short-Term Investments	8,216,851	-	-	8,216,851
Total Investments in Securities	$420,540,731	$-	$-	$420,540,731

^See Schedule of Investments for sector breakouts.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period ended July 31, 2018.  The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
                                           Elaine E. Richards, President/Principal Executive Officer

Date                                              September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
                                           Elaine E. Richards, President/Principal Executive Officer

Date                                              September 20, 2018

By (Signature and Title) /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                              September 20, 2018